RELATED PARTY TRANSACTIONS - Liabilities with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Transactions with related parties
Accrued expenses	Rp 134	Rp 131
% of accrued expenses on total liabilities	0.11%	0.10%
Customer deposits	Rp 19	Rp 19
% of Customer deposits on total liabilities	0.02%	0.01%
Contract liabilities	Rp 600	Rp 664
% of contract liabilities on total liabilities	0.48%	0.50%
Short-term bank loans (Note 20)	Rp 4,462	Rp 1,578
Percentage of short-term bank loans on total liabilities	3.55%	1.20%
Two-step loans (Note 21a)	Rp 209	Rp 355
Percentage of two-step loans on total liabilities	0.17%	0.27%
Long-term bank loans (Note 21c)	Rp 11,284	Rp 17,630
Percentage of long-term bank loans on total liabilities	8.97%	13.46%
Other borrowings (Note 21d)	Rp 1,314	Rp 2,605
Percentage of other borrowings on total liabilities	1.04%	1.99%
Government
Transactions with related parties
Accrued expenses	Rp 1	Rp 3
% of accrued expenses on total liabilities	0.00%	0.00%
Contract liabilities	Rp 34	Rp 19
% of contract liabilities on total liabilities	0.03%	0.01%
Government agencies
Transactions with related parties
Contract liabilities	Rp 328	Rp 295
% of contract liabilities on total liabilities	0.26%	0.23%
Entities under common control
Transactions with related parties
Accrued expenses	Rp 133	Rp 128
% of accrued expenses on total liabilities	0.11%	0.10%
Contract liabilities	Rp 561	Rp 642
% of contract liabilities on total liabilities	0.45%	0.49%
PLN
Transactions with related parties
Accrued expenses	Rp 57	Rp 81
% of accrued expenses on total liabilities	0.05%	0.06%
State-owned banks
Transactions with related parties
Accrued expenses	Rp 74	Rp 40
% of accrued expenses on total liabilities	0.06%	0.03%
Others, (each below Rp100 billion)
Transactions with related parties
Accrued expenses	Rp 2	Rp 7
% of accrued expenses on total liabilities	0.00%	0.01%
Contract liabilities	Rp 171	Rp 229
% of contract liabilities on total liabilities	0.14%	0.17%
MoCI
Transactions with related parties
Contract liabilities	Rp 62	Rp 118
% of contract liabilities on total liabilities	0.05%	0.09%
Associates
Transactions with related parties
Contract liabilities	Rp 2	Rp 2
% of contract liabilities on total liabilities	0.00%	0.00%
Others related entities
Transactions with related parties
Contract liabilities	Rp 3	Rp 1
% of contract liabilities on total liabilities	0.00%	0.00%